Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Accounts receivable	$ 30,472,846	$ 24,135,940
Less: Allowance for doubtful accounts	(422,340)	(446,357)
Accounts receivable, net	$ 30,050,506	$ 23,689,583